A N N U A L   R E P O R T


1995
1995
1995
1995
1995

Smith Barney
Money Funds, Inc.
----------------------------------------
December 31, 1995


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the annual report for the year ended December 31, 1995 for Smith Barney Money Funds, Inc. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow in the annual report.

Performance Summary

The chart below provides the yields for the Cash, Government and Retirement Portfolios that make up the Smith Barney Money Funds for the seven-day period ended December 31, 1995:

Yields from Smith Barney Money Funds (Class A Shares)

Portfolio       Seven-Day Yield      Effective Yield
-----------------------------------------------------
Cash                  5.16%                5.30%
Government            5.07%                5.20%
Retirement            5.06%                5.19%

Please note that an investment in Smith Barney Money Funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Asset Growth of Portfolios

Assets in Smith Barney Money Funds grew significantly during 1995, reflecting the higher yields provided by money market funds compared to those offered by insured, fixed-rate investments. In fact, assets in Smith Barney Money Funds rose by more than 25% during 1995, a trend that was shared by the money market fund industry in general. In recent years, the money market fund industry has experienced an annual asset growth rate of more than 20%. This growth was due in large part to more and more investors looking for stability of principal and current income.

1995: The Year in Review

The year 1995 began with signs that the U.S. economy, as measured by gross domestic product (GDP), would continue its recovery. Economic indicators were strong and the U.S. economy was growing at a rate of roughly 5.00%. However, this rapid economic growth, combined with strong employment, was seen by the Federal Reserve as a sign of a possible increase in the rate of inflation. In an effort to head off any such increase, the Federal Reserve raised the federal funds rate from 5.50% to 6.00% in early 1995, effectively slowing economic growth.

The economy's response to this Federal Reserve action was virtually immediate. As early as March, automobile manufacturers began reporting sluggish demand and responded with production cuts. This contributed to meager economic growth and, in a confirmation of expectations, the Federal Reserve eased its monetary policy on July 6, 1995 and lowered the federal funds rate from 6.00% to 5.75%.

Following its July meeting, the Federal Reserve held firm and did not lower short-term interest rates until its final meeting of the year. Citing subdued inflation, the Federal Reserve lowered the federal funds rate another 25 basis points to 5.50% in December. This action caused an anticipation by investors of more accommodating moves by the Federal Reserve.

Economic Outlook

As companies substitute technology for labor to keep costs down and overall economic growth slows, the case for a further Federal Reserve easing becomes more compelling. We believe inflation will remain low. The federal funds rate now stands at 5.50% and inflation, as measured by the Consumer Price Index, is roughly 2.6%. In our view, current Federal Reserve policy is overly restrictive and the federal funds rate may drop 100 basis points in the coming months.

Investment Strategy

We are bullish and have maintained an average life for Smith Barney Money Funds at between 65 and 75 days. We continue to follow a conservative approach in managing the Portfolios. Smith Barney Money Funds have no exposure to Japanese banks and all securities are first-tier as defined by the Securities and Exchange Commission.

Our Pledge to You

Smith Barney Money Funds are one of the foundations of Smith Barney Mutual Funds. They offer you a combination of income, convenient access to your money and safety of principal. Smith Barney Money Funds embody the spirit of our Family's overriding investment philosophy: to provide you with access to investment opportunities supported by years of solid, in-depth investment experience. While we always seek to provide you with competitive performance, we never lose sight of the need to help protect your wealth. All of the Smith Barney Mutual Funds, including Smith Barney Money Funds, are managed by seasoned investment professionals who generally have more than 20 years of experience in managing money.

We provide these benefits through your Smith Barney Financial Consultant. As a dedicated professional committed to service, he or she is always ready to review your investment goals, answer your questions about investing or provide you with an update on the markets or your portfolio. We encourage you to stay in touch with your Financial Consultant and take full advantage of all he or she can offer.

It is with deep regret that we announce the passing of Ralph D. Creasman, a Director of the Funds and a valued colleague. His wisdom and insights were valuable and will be missed.

In closing, we would like to thank you for your investment in Smith Barney Money Funds and look forward to serving your investment needs in the future.


Sincerely,


/s/ Heath B. McLendon                   /s/ Phyllis M. Zahorodny

Heath B. McLendon                       Phyllis M. Zahorodny
Chairman and                            Vice President and
Chief Executive Officer                 Investment Officer

January 19, 1996

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 5.5%
$ 375,000,000     Federal Farm Credit Bank
                    mature 7/01/96 to 11/01/96             5.49% to 5.72%  $   373,188,850
  284,040,000     Federal Home Loan Bank
                    mature 2/23/96 to 10/16/96              5.62 to 5.99       283,383,052
  150,000,000     Federal Home Loan Mortgage Corp.
                    matures 2/28/96                             6.58           150,058,874
  345,000,000     Federal National Mortgage Association
                    mature 2/28/96 to 9/23/96               5.41 to 5.88       344,209,372
  113,000,000     Student Loan Marketing Association
                    mature 4/16/96 to 11/24/97+             5.10 to 5.18       113,000,000
------------------------------------------------------------------------------------------
                  TOTAL U.S. AGENCIES AND
                  INSTRUMENTALITIES
                  (Cost -- $1,263,840,148)                                   1,263,840,148
==========================================================================================
DOMESTIC BANK OBLIGATIONS -- 7.1%
   75,000,000     BankAmerica Corp.
                    mature 1/08/96 to 1/19/96               5.70 to 5.75        75,000,000
  125,000,000     Bank of New York
                    mature 4/19/96 to 6/19/96               5.43 to 6.50       125,022,412
  383,000,000     FCC National
                    mature 1/05/96 to 11/01/96              5.50 to 5.78       383,059,470
  138,400,000     First Chicago Corp. National
                    mature 3/11/96 to 4/24/96               6.45 to 6.78       138,363,365
  255,000,000     National Bank of Detroit
                    mature 4/17/96 to 5/30/96               5.60 to 6.50       255,101,038
  301,000,000     NationsBank
                    mature 1/26/96 to 6/28/96               5.50 to 6.78       301,041,111
   25,000,000     NationsBank Texas matures 3/08/96             5.60            25,000,000
  330,000,000     Pittsburgh National Bank
                    mature 5/03/96 to 5/24/96               5.93 to 6.40       330,204,341
------------------------------------------------------------------------------------------
                  TOTAL DOMESTIC BANK OBLIGATIONS
                  (Cost -- $1,632,791,737)                                   1,632,791,737
==========================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 2.6%
   75,000,000     Bank of America
                    mature 2/22/96 to 4/29/96               5.74 to 5.75        74,998,557
   50,000,000     BankAmerica matures 1/03/96                   5.77            50,000,000
  125,000,000     Bank of New York
                    mature 4/29/96 to 5/31/96               5.60 to 6.44       125,004,078

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT -- 2.6% (continued)
$ 125,000,000     Chemical Bank
                    mature 1/16/96 to 4/05/96               5.74% to 5.79%   $ 125,000,000
   25,000,000     Harris Bank matures 5/31/96                   5.51            25,004,497
  175,000,000     Morgan Guaranty
                    mature 4/04/96 to 6/12/96               5.48 to 5.78       175,014,940
   19,000,000     National Bank of Detroit
                    matures 2/26/96                             5.72            19,003,495
------------------------------------------------------------------------------------------
                  TOTAL DOMESTIC CERTIFICATES
                  OF DEPOSIT (Cost -- $594,025,567)                            594,025,567
==========================================================================================
COMMERCIAL PAPER -- 51.8%
   55,000,000     Abbey National North America
                    mature 1/05/96 to 1/12/96               5.74 to 5.80        54,910,811
   25,000,000     ABN AMRO Bank N.V. matures 2/15/96            5.74            24,822,969
   30,000,000     AIG Funding matures 7/31/96                   5.41            29,076,033
  143,500,000     Alliance & Leicester Building Society
                    mature 1/09/96 to 1/25/96               5.70 to 5.76       143,209,534
   39,500,000     American Home Products (AHP Robins)
                    matures 3/05/96                             5.73            39,103,244
   63,835,000     American Home Products
                    mature 1/29/96 to 2/15/96               5.70 to 5.80        63,471,768
  254,000,000     Asset Securitization
                    mature 1/24/96 to 2/29/96               5.74 to 5.83       252,392,304
   75,000,000     Associates Corp. of North America
                    mature 2/06/96 to 2/09/96                   5.74            74,563,708
   50,000,000     AT & T Capital Corp. matures 1/12/96          5.74            49,913,986
  280,000,000     AT & T Corp.
                    mature 2/26/96 to 5/17/96               5.58 to 5.79       275,311,078
   30,000,000     Banca Commerciale Italiana N.Y.
                    matures 2/29/96                             5.76            29,721,717
   50,000,000     Bank of America matures 6/19/96               5.41            48,755,694
   25,000,000     Bank of Nova Scotia matures 2/16/96           5.70            24,819,833
  175,000,000     Bankers Trust N.Y. Corp.
                    mature 1/31/96 to 3/08/96               5.69 to 5.80       173,693,687

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 51.8% (continued)
$ 123,000,000     Banque Francaise du Commerce
                    Ext. U.S. Finance Co.
                    mature 2/05/96 to 2/15/96               5.76% to 5.79%   $ 122,281,635
  142,130,000     British Gas Capital
                    mature 2/20/96 to 2/27/96               5.73 to 5.74       140,941,340
   50,000,000     Canadian Imperial Holding
                    matures 2/26/96                             5.80            49,559,778
  144,600,000     Canadian Wheat Board
                    mature 2/14/96 to 6/13/96               5.40 to 5.75       143,152,632
   75,000,000     Cariplo
                    mature 2/21/96 to 3/04/96               5.69 to 5.85        74,325,792
  175,000,000     Chase Manhattan Bank Corp.
                    mature 2/16/96 to 4/05/96               5.61 to 5.73       173,001,042
  274,500,000     Cheltenham & Gloucester
                    Building Society
                    mature 1/04/96 to 3/05/96               5.68 to 5.80       272,908,797
  310,200,000     Ciesco L.P.
                    mature 1/11/96 to 3/08/96               5.72 to 5.79       308,235,760
  110,000,000     CIT Group Holdings, Inc.
                    mature 2/12/96 to 3/18/96               5.65 to 5.75       109,009,558
  200,000,000     Citicorp matures 1/02/96                      6.00           199,966,667
   63,000,000     Compagnie Bancaire USA Finance
                    Corp. mature 1/10/96 to 2/14/96         5.73 to 5.74        62,702,401
  130,000,000     Corporate Asset Funding, Co.
                    mature 1/17/96 to 3/05/96               5.67 to 5.78       129,125,737
  200,400,000     Corporate Receivables Corp.
                    mature 1/19/96 to 3/19/96               5.54 to 5.81       198,518,611
   50,000,000     Creditanstalt Finance, Inc.
                    matures 1/05/96                             5.80            49,968,222
  195,000,000     Credito Italiano Delaware, Inc.
                    mature 1/26/96 to 4/17/96               5.71 to 5.88       193,180,821
  175,000,000     CXC, Inc.
                    mature 1/23/96 to 3/15/96               5.68 to 5.88       173,580,894
   30,000,000     Daimler-Benz North American Corp.
                    matures 2/15/96                             5.75            29,787,750
  246,850,000     Dean Witter, Discover & Co.
                    mature 1/17/96 to 2/16/96               5.75 to 5.88       245,758,090
   50,000,000     Delaware Funding Corp.
                    matures 2/02/96                             5.76            49,747,556

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 51.8% (continued)
$ 145,000,000     Dresdner US Finance, Inc.
                    mature 1/31/96 to 5/03/96               5.65% to 5.74%   $ 143,490,333
  115,000,000     E.I. du Pont De Nemours
                    mature 2/16/96 to 10/03/96              5.50 to 5.75       111,889,597
  112,000,000     Eli Lilly & Co.
                    mature 1/23/96 to 6/17/96               5.42 to 5.70       110,620,592
  220,309,000     Enterprise Funding Corp.
                    mature 1/19/96 to 5/28/96               5.66 to 5.89       218,195,442
  116,025,000     Falcon Asset Security Corp.
                    mature 1/22/96 to 3/08/96               5.65 to 5.84       115,223,479
  130,000,000     Fleet Mortgage Group
                    mature 1/19/96 to 3/22/96               5.74 to 5.91       129,326,300
  158,800,000     Ford Credit Europe PLC
                    mature 1/03/96 to 2/16/96               5.70 to 5.98       158,231,387
  200,000,000     Ford Motor Credit
                    mature 1/02/96 to 4/05/96               5.65 to 6.00       198,529,083
  355,000,000     General Electric Capital Corp.
                    mature 1/25/96 to 4/30/96               5.61 to 5.77       351,393,896
  239,000,000     General Motors Acceptance Corp.
                    mature 2/05/96 to 4/22/96               5.69 to 5.78       236,089,868
  210,000,000     Generale Bank Inc.
                    mature 3/07/96 to 4/22/96               5.56 to 5.80       207,205,914
  320,000,000     Glaxo Holdings PLC
                    mature 2/16/96 to 3/15/96               5.66 to 5.74       317,257,353
  455,000,000     Goldman Sachs Group L.P.
                    mature 1/17/96 to 5/07/96               5.64 to 5.80       448,363,227
  288,600,000     Halifax Building Society
                    mature 1/08/96 to 4/09/96               5.60 to 5.78       286,307,744
  375,880,000     Hanson Finance PLC
                    mature 1/08/96 to 3/11/96               5.67 to 5.82       373,650,481
   75,000,000     Household Finance Corp.
                    mature 2/09/96 to 2/23/96               5.76 to 5.77        74,483,472
   25,000,000     Household International
                    matures 3/08/96                             5.70            24,738,514
   90,000,000     Indosuez North America, Inc.
                    mature 1/29/96 to 2/05/96               5.80 to 5.84        89,604,046
  275,000,000     International Nederlander
                    mature 2/23/96 to 6/20/96               5.42 to 5.80       271,178,072

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 51.8% (continued)
$  94,500,000     J.C. Penney Co.
                    mature 1/05/96 to 2/23/96               5.73% to 5.74%    $ 93,793,985
  185,000,000     JP Morgan & Co.
                    mature 1/11/96 to 3/15/96               5.66 to 5.76       183,710,784
  217,000,000     McKenna Triangle
                    mature 1/11/96 to 3/15/96               5.65 to 5.87       195,410,708
  192,000,000     Merrill Lynch & Co., Inc.
                    mature 1/10/96 to 4/30/96               5.62 to 5.83       215,136,308
  177,000,000     Morgan Stanley Group, Inc.
                    mature 1/29/96 to 6/24/96               5.43 to 5.83       175,302,826
  227,000,000     National & Provincial Building Society
                    mature 1/04/96 to 4/17/96               5.71 to 5.80       225,102,674
  150,000,000     National Bank of Canada Finance USA
                    mature 1/19/96 to 4/05/96               5.70 to 5.89       148,682,344
   50,000,000     NationsBank Corp. matures 3/20/96             5.65            49,391,042
  290,000,000     New Center Asset Trust
                    mature 1/02/96 to 2/26/96               5.74 to 6.03       289,027,993
  182,475,000     Oesterreichische Kontrollbank AG
                    mature 1/11/96 to 6/13/96               5.41 to 5.73       179,697,745
   46,400,000     Pepsico, Inc. matures 2/23/96                 5.71            46,016,092
  202,625,000     Preferred Receivable Funding
                    mature 1/05/96 to 3/06/96               5.71 to 5.84       201,465,514
   78,100,000     Province of British Columbia
                    mature 2/26/96 to 5/02/96               5.65 to 5.82        77,101,942
  134,213,000     Receivable Capital Corp.
                    mature 1/25/96 to 3/14/96               5.68 to 5.84       133,073,174
   99,500,000     Renault Acceptance B.V.
                    mature 1/08/96                          5.82 to 5.83        99,388,947
  233,719,000     Royal Bank of Canada
                    mature 1/11/96 to 6/17/96               5.44 to 5.77       229,584,064
  166,435,000     Sheffield Receivable
                    mature 1/19/96 to 2/16/96               5.74 to 5.84       165,571,033
   50,000,000     Societe Generale N.A. Inc.
                    matures 3/18/96                             5.70            49,407,528
  100,000,000     Swedish Export Credit
                    mature 2/01/96 to 6/18/96               5.42 to 5.79        98,875,292
  129,500,000     Toronto Dominion Holding USA Inc.
                    mature 2/12/96 to 4/25/96               5.75 to 5.77       127,787,722

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 51.8% (continued)
$ 112,000,000     Transamerica Corp.
                    mature 1/19/96 to 3/18/96               5.71% to 5.74%  $  111,103,652
  300,000,000     Union Bank of Switzerland
                    matures 1/02/96                             6.00           299,949,999
   50,000,000     Westdeutsche Landesbank
                    matures 2/09/96                             5.75            49,693,146
   90,000,000     Whirlpool Financial Corp.
                    mature 1/22/96 to 3/13/96               5.73 to 5.78        89,342,479
   85,904,000     Windmill Funding Corp.
                    mature 1/24/96 to 1/30/96               5.84 to 5.89        85,542,205
  107,900,000     WMX Technologies, Inc.
                    mature 1/16/96 to 2/06/96               5.77 to 5.79       107,511,924
  205,000,000     Woolwich Building Society
                    mature 1/10/96 to 3/27/96               5.67 to 5.77       203,652,115
   50,000,000     Z-Landesbank Bank Austria AG
                    matures 3/11/96                             5.65            49,458,472
------------------------------------------------------------------------------------------
                  TOTAL COMMERCIAL PAPER
                  (Cost -- $11,855,079,958)                                 11,855,079,958
==========================================================================================
TIME DEPOSITS -- 2.4%
  141,824,000     Banque Paribas matures 1/02/96                5.88           141,824,000
  250,000,000     First Chicago matures 1/02/96                 6.00           250,000,000
  150,000,000     Z-Landesbank Bank Austria AG
                    matures 1/02/96                             6.00           150,000,000
------------------------------------------------------------------------------------------
                  TOTAL TIME DEPOSITS
                  (Cost -- $541,824,000)                                       541,824,000
==========================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 26.0%
  350,000,000     Abbey National PLC
                    mature 1/16/96 to 3/18/96               5.55 to 6.81       350,008,654
  155,000,000     ABN AMRO Bank N.V.
                    mature 1/16/96 to 4/11/96               5.72 to 5.75       155,006,217
   70,000,000     ABN AMRO Bank (Chicago)
                    mature 1/18/96 to 5/16/96               5.60 to 5.74        70,002,737
  350,000,000     Bank of Nova Scotia
                    mature 1/04/96 to 6/11/96               5.51 to 7.79       350,009,453
   75,000,000     Banque Francais du Commerce Ext.
                    mature 1/04/96 to 2/23/96               5.65 to 6.78        75,000,021

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 26.0% (continued)
$ 314,000,000     Banque National De Paris
                    mature 1/20/96 to 6/14/96               5.44% to 5.83%   $ 314,017,437
  267,000,000     Banque Paribas
                    mature 1/04/96 to 6/07/96               5.53 to 5.80       267,009,222
  200,000,000     Barclays Bank
                    mature 1/03/96 to 1/12/96                   5.80           200,000,149
  407,000,000     Bayerische Landesbank
                    mature 1/04/96 to 6/27/96               5.40 to 5.83       407,030,523
  150,000,000     Bayerische Vereinsbank
                    mature 1/10/96 to 2/05/96               5.78 to 5.80       149,999,459
   70,000,000     Canadian Imperial Bank of Commerce
                    mature 1/16/96 to 4/22/96               5.66 to 5.80        70,006,080
  151,546,210     Cariplo
                    mature 2/08/96 to 3/04/96               5.71 to 5.77       151,550,341
  287,000,000     Commerzbank AG
                    mature 2/06/96 to 7/10/96               5.39 to 6.65       287,070,689
  150,000,000     Credit Industrial et Commercial
                    mature 1/10/96 to 5/29/96               5.64 to 5.80       150,002,407
  278,500,000     Creditanstalt Bankverein
                    mature 1/08/96 to 4/19/96               5.66 to 5.76       278,616,165
   25,000,000     Credit Agricola matures 3/05/96               5.66            25,000,438
   24,000,000     Credit Suisse matures 3/07/96                 5.66            23,992,777
  490,000,000     Deutsche Bank
                    mature 1/02/96 to 4/26/96               5.61 to 6.80       490,040,674
  170,000,000     Dresdner Bank
                    mature 1/31/96 to 2/29/96               5.60 to 6.67       170,050,879
  250,000,000     Hessiche Landesbank
                    mature 1/16/96 to 4/23/96               5.69 to 5.83       249,993,966
  300,000,000     Lloyds Bank
                    mature 1/04/96 to 4/22/96               5.77 to 6.80       300,073,605
   25,000,000     National Bank of Canada Finance
                    matures 1/12/96                             5.81            25,000,075
  280,000,000     National Westminster PLC
                    mature 1/05/96 to 6/04/96               5.50 to 5.80       280,009,837
  263,000,000     Rabobank Nederland N.V.
                    mature 1/16/96 to 5/31/96               5.71 to 5.84       263,013,964
  100,000,000     Royal Bank of Canada
                    mature 1/11/96 to 4/23/96               5.74 to 5.80        99,991,493

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO

                                                                  ANNUALIZED
 FACE                                                            YIELD ON DATE
AMOUNT                      SECURITY                              OF PURCHASE         VALUE
-------------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 26.0% (continued)
$ 345,000,000     Societe Generale N.A. Inc.
                    mature 1/02/96 to 4/02/96                    5.60% to 5.74%  $   345,015,479
   50,000,000     Swiss Bank Corporation
                    matures 2/02/96                                  5.75             50,000,866
   99,000,000     Toronto Dominion
                    mature 3/11/96 to 3/28/96                    5.64 to 6.82         99,001,924
   80,000,000     Union Bank of Switzerland
                    mature 6/17/96                               5.40 to 5.41         80,041,959
  168,000,000     Westdeutsche Landesbank
                    mature 1/16/96 to 3/12/96                    5.68 to 5.81        168,001,992
------------------------------------------------------------------------------------------------
                  TOTAL FOREIGN CERTIFICATES
                  OF DEPOSIT (Cost -- $5,944,559,482)                              5,944,559,482
================================================================================================
OTHER SHORT-TERM NOTES -- 2.0%
   25,000,000     Beneficial Corp. matures 6/14/96                   5.90             25,000,000
   20,000,000     General Electric Capital Corp.
                    matures 9/13/96                                  5.64             20,000,000
  230,000,000     Merrill Lynch & Co.
                    mature 3/01/96 to 9/19/96                    5.68 to 6.87        230,000,000
  150,000,000     PHH Corporation
                    mature 3/14/96 to 3/22/96                    6.51 to 6.69        150,000,000
   35,000,000     Westdeutsche Landesbank
                    matures 3/13/96                                  6.64             35,007,131
------------------------------------------------------------------------------------------------
                  TOTAL OTHER SHORT-TERM NOTES
                  (Cost -- $460,007,131)                                             460,007,131
================================================================================================
OTHER -- 0.4%
   96,989,000     Dakota Certificates Program
                    mature 1/12/96 to 3/12/96
                    (Cost -- $96,267,953)                        5.69 to 5.87         96,267,953
================================================================================================
REPURCHASE AGREEMENTS -- 2.2%
  200,000,000     First Boston, Inc., 5.60% due 1/19/96;
                  Proceeds at maturity -- $200,933,333; (Fully
                  collateralized by U.S. Treasury Notes,
                  7.500% to 12.750% due 11/15/10 to
                  11/15/16; Market value -- $204,103,436)                            200,000,000

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                                CASH PORTFOLIO


 FACE
AMOUNT                      SECURITY                                             VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.2% (continued)
$ 100,000,000     JP Morgan & Co., 5.60% due 1/19/96;
                  Proceeds at maturity -- $100,466,667; (Fully
                  collateralized by U.S. Treasury Notes,
                  5.625% to 6.000% due 6/30/97 to 8/31/97;
                  Market value -- $102,003,551)                             $   100,000,000
  200,000,000     Morgan Stanley Group, Inc., 5.90% due 1/05/96
                  Proceeds at maturity -- $200,590,000; (Fully
                  collateralized by U.S. Treasury Notes,
                  5.500% to 9.500% due 7/01/97 to 7/01/25;
                  Market value -- $203,044,873)                                 200,000,000
-------------------------------------------------------------------------------------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost -- $500,000,000)                                        500,000,000
===========================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $22,888,395,976)++                               $22,888,395,976
===========================================================================================

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                             GOVERNMENT PORTFOLIO

                                                                       ANNUALIZED
 FACE                                                                 YIELD ON DATE
AMOUNT                      SECURITY                                   OF PURCHASE         VALUE
------------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 91.5%
$ 137,700,000     Federal Farm Credit Bank
                    mature 1/05/96 to 11/01/96                        5.37% to 5.66%  $  137,032,433
1,069,205,000     Federal Home Loan Bank
                    mature 1/02/96 to 10/16/96                        5.29 to 5.99     1,061,066,269
  887,722,000     Federal Home Loan Mortgage Corp.
                    mature 1/02/96 to 6/21/96                         5.29 to 5.91       880,491,419
1,683,720,000     Federal National Mortgage Association
                    mature 1/05/96 to 11/14/96                        5.30 to 5.93     1,670,883,050
   30,000,000     Tennessee Valley Authority
                    mature 1/17/96 to 1/18/96                             5.64            29,925,094
----------------------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                  INSTRUMENTALITIES
                  (Cost -- $3,779,398,265)                                             3,779,398,265
====================================================================================================
REPURCHASE AGREEMENTS -- 8.5%
  100,000,000     Morgan Stanley Group, Inc., 5.75% due 1/18/96
                  Proceeds at maturity -- $100,479,167;
                  (Fully collateralized by U.S. Treasury
                  Notes, 6.375% due 6/30/97;
                  Market value -- $102,058,906)                                          100,000,000
   20,031,000     Morgan Stanley Group, Inc., 5.90% due 1/02/96
                  Proceeds at maturity -- $20,044,131;
                  (Fully collateralized by U.S. Treasury Bills
                  due 3/14/96; Market value -- $20,449,970)                               20,031,000
  130,000,000     Goldman Sachs & Co., 5.85% due 1/02/96
                  Proceeds at maturity -- $130,084,500;
                  (Fully collateralized by U.S. Treasury
                  Notes; 6.160% to 9.875% due 2/16/96
                  to 11/02/18; Market value -- $132,600,423)                             130,000,000
  100,000,000     Morgan Guaranty, 5.77% due 1/12/96
                  Proceeds at maturity -- $100,496,861;
                  (Fully collateralized by U.S. Treasury Notes;
                  5.875% to 9.125% due 2/15/96 to 11/15/00;
                  Market value -- $102,004,480)                                          100,000,000
----------------------------------------------------------------------------------------------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost -- $350,031,000)                                                 350,031,000
====================================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $4,129,429,265)++                                          $4,129,429,265
 ===================================================================================================

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                             RETIREMENT PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 4.1%
$   5,000,000     Federal Farm Credit Bank
                    matures 3/01/96                             6.21%         $  4,950,833
   13,020,000     Federal Home Loan Bank
                    mature 1/05/96 to 2/16/96               6.24 to 6.54        12,968,196
   13,000,000     Federal National Mortgage Association
                    mature 8/19/96 to 10/07/96              5.35 to 5.55        12,857,359
   21,000,000     Student Loan Marketing Association
                    mature 4/16/96 to 11/24/97+             5.09 to 5.18        21,000,000
------------------------------------------------------------------------------------------
                  TOTAL U.S. AGENCIES AND
                  INSTRUMENTALITIES
                  (Cost -- $51,776,388)                                         51,776,388
==========================================================================================
DOMESTIC BANK OBLIGATIONS -- 5.6%
   20,000,000     Bank of New York
                    mature 4/22/96 to 6/11/96               5.50 to 5.78        20,000,000
   10,000,000     Chemical Bank matures 4/05/96                 5.79            10,000,000
   20,000,000     First Chicago Corp. National
                    mature 1/05/96 to 6/05/96               5.54 to 5.78        20,000,000
    8,000,000     National Bank of Detroit
                    matures 2/26/96                             5.74             8,001,239
   10,000,000     NationsBank Texas matures 4/08/96             5.65            10,000,000
    4,000,000     Pittsburgh National Bank
                    matures 9/18/96                             5.61             3,998,580
------------------------------------------------------------------------------------------
                  TOTAL DOMESTIC BANK OBLIGATIONS
                  (Cost -- $71,999,819)   71,999,819
==========================================================================================
COMMERCIAL PAPER -- 63.1%
   10,000,000     Abbey National North America Corp.
                    matures 1/08/96                             5.71             9,989,092
    4,500,000     Abbey National Treasury PLC
                    matures 1/08/96                             5.69             4,495,109
   10,000,000     ABN AMRO Bank N.V.
                    matures 2/20/96                             5.75             9,921,181
   21,000,000     Asset Securitization
                    mature 1/12/96 to 2/16/96               5.73 to 5.75        20,903,243
   42,775,000     AT & T Corp.
                    mature 1/25/96 to 5/10/96               5.59 to 5.79        42,216,235
   23,000,000     Bank of America
                    mature 3/01/96 to 6/26/96               5.40 to 5.75        22,619,183

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                             RETIREMENT PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 63.1% (continued)
$  21,300,000     Bankers Trust New York Corp.
                    mature 2/27/96 to 3/05/96               5.68% to 5.75%    $ 21,097,569
   10,000,000     Banque Paribas matures 1/12/96                5.79             9,982,461
   13,250,000     Bear Stearns mature 1/12/96               5.80 to 5.81        13,226,640
   10,000,000     Canadian Imperial Holding
                    matures 1/08/96                             5.82             9,988,858
    7,000,000     Canadian Wheat Board
                    matures 3/28/96                             5.70             6,905,774
   10,000,000     Chase Manhattan Bank Corp.
                    matures 3/04/96                             5.72             9,901,475
   10,000,000     Cheltenham & Gloucester Building
                    Society matures 2/12/96                     5.75             9,933,967
   12,000,000     Ciesco L.P. matures 2/06/96                   5.76            11,931,360
    8,800,000     Compagnie Bancaire USA Finance Corp.
                    mature 1/03/96 to 2/08/96               5.81 to 5.85         8,768,169
   10,000,000     Corporate Asset Funding Co.
                    matures 1/17/96                             5.78             9,974,711
   15,500,000     Daimler-Benz North America Corp.
                    matures 1/26/96                             5.83            15,437,569
   31,800,000     Dean Witter, Discover & Co.
                    mature 1/26/96 to 2/15/96               5.76 to 5.79        31,606,533
   20,000,000     Dresdner US Finance Inc.
                    mature 1/17/96 to 1/22/96               5.80 to 5.81        19,940,944
    7,000,000     E.I. du Pont De Nemours
                    matures 4/26/96                             5.70             6,874,929
   22,000,000     Eli Lilly & Co.
                    mature 2/23/96 to 3/22/96               5.68 to 5.74        21,774,858
   25,000,000     Ford Motor Credit Corp.
                    mature 2/13/96 to 2/22/96               5.75 to 5.77        24,809,111
   36,500,000     General Electric Capital Corp.
                    mature 1/24/96 to 5/02/96               5.53 to 5.76        36,142,002
   37,800,000     Goldman Sachs Group, LP
                    mature 1/12/96 to 5/07/96               5.56 to 5.79        37,463,842
   32,600,000     Hanson Finance PLC
                    mature 1/12/96 to 2/16/96               5.75 to 5.80        32,485,568
   10,000,000     Indosuez North America, Inc.
                    matures 1/29/96                             5.81             9,955,667
   10,000,000     International Nederlander
                    matures 2/23/96                             5.81             9,916,967

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                             RETIREMENT PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 63.1% (continued)
$   9,150,000     J.P. Morgan & Co.
                    mature 1/31/96 to 2/16/96               5.73% to 5.77%    $  9,094,502
   20,000,000     Krediet Bank North America Finance
                    mature 1/02/96 to 1/31/96               5.78 to 5.84        19,950,819
   30,000,000     McKenna Triangle
                    mature 1/18/96 to 2/13/96               5.75 to 5.82        29,876,264
   23,500,000     Merrill Lynch & Co., Inc.
                    mature 2/28/96 to 4/30/96               5.63 to 5.78        23,161,956
    5,000,000     Morgan Stanley Group, Inc.
                    matures 6/24/96                             5.47             4,870,694
   21,000,000     National & Provincial Building Society
                    mature 2/05/96 to 3/18/96               5.75 to 5.80        20,819,157
   12,000,000     NationsBank Corp. matures 1/16/96             5.70            11,972,050
   13,000,000     Oesterreichische Kontrollbank AG
                    matures 6/13/96                             5.50            12,683,161
   20,000,000     PHH Corporation matures 1/12/96               5.77            19,965,228
    3,300,000     Preferred Receivable Funding
                    matures 1/30/96                             5.76             3,284,848
    6,965,000     Province of British Columbia
                    mature 4/03/96 to 6/10/96               5.44 to 5.75         6,828,219
   19,500,000     Royal Bank of Canada
                    mature 2/02/96 to 6/06/96               5.46 to 5.75        19,229,901
   13,850,000     San Paolo US Finance Inc.
                    matures 3/01/96                             5.75            13,719,118
   17,800,000     Sheffield Receivable Corp.
                    mature 2/16/96 to 2/23/96               5.63 to 5.78        17,660,566
   20,000,000     Siemens Corp.
                    mature 1/08/96 to 1/26/96               5.56 to 5.75        19,950,525
   10,000,000     Societe Generale matures 1/18/96              5.83             9,972,611
   12,000,000     Swedish Export Credit matures 2/09/96         5.71            11,926,420
   23,000,000     Toronto Dominion Holding USA Inc.
                    mature 1/08/96 to 2/27/96               5.75 to 5.81        22,872,582
   36,250,000     Transamerica Finance Corp.
                    mature 1/16/96 to 2/01/96               5.74 to 5.81        36,121,637
   10,000,000     Union Bank of Switzerland
                    matures 1/02/96                             5.90             9,998,361
   14,000,000     Woolwich Building Society
                    matures 3/27/96                             5.67            13,814,049
------------------------------------------------------------------------------------------
                  TOTAL COMMERCIAL PAPER
                  (Cost -- $806,035,685)                                       806,035,685
==========================================================================================

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                             RETIREMENT PORTFOLIO

                                                             ANNUALIZED
 FACE                                                       YIELD ON DATE
AMOUNT                      SECURITY                         OF PURCHASE         VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 26.1%
$  19,000,000     ABN AMRO Bank N.V.
                    mature 2/05/96 to 6/28/96               5.41% to 5.80%  $   18,999,708
   20,000,000     Abbey National PLC
                    mature 2/29/96 to 3/01/96               5.58 to 5.72        20,002,355
    8,000,000     Bank of Montreal matures 1/12/96              5.80             8,000,015
   10,000,000     Bank of Nova Scotia matures 4/22/96           5.60            10,000,434
   10,000,000     Banque National De Paris
                    matures 2/05/96                             5.83             9,999,367
    8,000,000     Bayerische Landesbank
                    matures 1/17/96                             6.58             8,002,400
    9,000,000     Bayerische Vereinsbank
                    matures 1/25/96                             5.77             8,999,748
   10,000,000     Canadian Imperial Bank of Commerce
                    matures 1/30/96                             5.82            10,000,000
   10,000,000     Cariplo matures 3/04/96                       5.71            10,000,674
   30,000,000     Commerzbank US Finance
                    mature 1/12/96 to 3/18/96               5.69 to 5.75        30,004,598
   19,000,000     Credit Suisse
                    mature 1/17/96 to 1/29/96               5.72 to 5.73        18,999,607
   13,000,000     Creditanstalt Bankverien
                    matures 5/13/96                             5.53            13,000,469
   25,000,000     Deutsche Bank
                    mature 2/01/96 to 4/12/96               5.75 to 6.61        25,002,021
   29,000,000     Morgan Guaranty matures 4/04/96           5.61 to 5.79        29,005,506
   28,000,000     National Westminster PLC
                    mature 1/05/96 to 2/01/96               5.70 to 5.82        28,001,440
   10,000,000     Rabobank Nederland N.V.
                    matures 1/31/96                             5.75            10,000,243
    6,000,000     Royal Bank of Canada
                    matures 2/09/96                             5.76             5,999,840
   23,000,000     Societe Generale
                    mature 1/02/96 to 3/06/96               5.75 to 5.80        23,000,000
   14,000,000     Swiss Bank Corporation
                    mature 1/05/96 to 6/03/96               5.52 to 5.77        14,001,588
   10,000,000     Toronto Dominion matures 4/02/96              5.63            10,000,000

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------
                             RETIREMENT PORTFOLIO

                                                                                 ANNUALIZED
 FACE                                                                           YIELD ON DATE
AMOUNT                      SECURITY                                             OF PURCHASE         VALUE
----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSITS -- 26.1% (continued)
$   8,000,000     Union Bank of Switzerland
                    matures 2/20/96                                                 5.82%      $     7,999,920
   15,000,000     Westdeutsche Landesbank
                    matures 2/05/96                                                 5.78            15,000,000
--------------------------------------------------------------------------------------------------------------
                  TOTAL CERTIFICATES OF DEPOSIT
                  (Cost -- $334,019,933)                                                           334,019,933
==============================================================================================================
REPURCHASE AGREEMENT -- 1.1%
   13,557,000     Morgan Stanley Group, Inc., 5.90% due 1/02/96;
                  Proceeds at maturity -- $13,565,887;
                  (Fully collateralized by U.S. Treasury Bills due 3/14/96;
                  Market value -- $13,837,879)
                  (Cost -- $13,557,000)                                                             13,557,000
==============================================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $1,277,388,825)++                                                    $1,277,388,825
==============================================================================================================

 + Weekly Floating Rate Note -- Interest varies with the three month Treasury
   Bill.
++ Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                           December 31, 1995
--------------------------------------------------------------------------------

                                    Cash           Government       Retirement
                                  Portfolio        Portfolio        Portfolio
================================================================================
ASSETS:
  Investments,
   at amortized cost           $22,888,395,976   $4,129,429,265   $1,277,388,825
  Cash                                     564              710              711
  Interest receivable              188,938,992        4,005,041        6,356,615
  Other assets                         485,906            1,963           91,331
--------------------------------------------------------------------------------
  Total Assets                  23,077,821,438    4,133,436,979    1,283,837,482
--------------------------------------------------------------------------------

LIABILITIES:
  Dividends payable                 68,166,756       11,935,879        3,623,353
  Management fees payable            8,097,012        1,509,886          464,924
  Distribution fees payable            687,011          122,099           39,041
  Payable for securities
   purchased                                --       44,220,000               --
  Accrued expenses                     232,712          168,598           57,636
--------------------------------------------------------------------------------
  Total Liabilities                 77,183,491       57,956,462        4,184,954
--------------------------------------------------------------------------------
Total Net Assets               $23,000,637,947   $4,075,480,517   $1,279,652,528
================================================================================

NET ASSETS CONSIST OF:
  Capital Stock
   (40,000,000,000,
   10,000,000,000 and
   5,000,000,000 shares
   authorized, respectively;
   par value $0.01 per share)  $   230,018,446   $   40,754,639   $   12,796,525
  Capital paid in excess
   of par value                 22,772,073,969    4,034,725,878    1,266,856,003
  Accumulated net realized
   loss on security
   transactions                     (1,454,468)              --               --
--------------------------------------------------------------------------------
Total Net Assets               $23,000,637,947   $4,075,480,517   $1,279,652,528
================================================================================
Shares Outstanding              23,001,844,568    4,075,463,872    1,279,652,528
--------------------------------------------------------------------------------
Net Asset Value                          $1.00            $1.00            $1.00
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Operations                    For the Year Ended December 31, 1995
--------------------------------------------------------------------------------


                                         Cash         Government     Retirement
                                      Portfolio        Portfolio     Portfolio
================================================================================
INVESTMENT INCOME:
  Interest                          $1,239,233,547   $236,123,446   $68,256,275
-------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)              85,620,015     17,222,206     5,043,576
  Distribution fees (Note 3)            20,587,880      3,949,617     1,135,894
  Shareholder and system
   servicing fees                       18,066,913      2,073,684     1,471,331
  Shareholder communications             2,683,096        209,999       246,118
  Custody                                  658,929        154,951        66,010
  Registration fees                        221,873        123,264       166,261
  Audit and legal                          217,358         46,799        14,574
  Directors' fees                          129,006         35,000        21,352
  Other                                    259,199        108,726        29,405
-------------------------------------------------------------------------------
  Total Expenses                       128,444,269     23,924,246     8,194,521
-------------------------------------------------------------------------------
Net Investment Income                1,110,789,278    212,199,200    60,061,754
-------------------------------------------------------------------------------
Net Realized Gain From
 Security Transactions                     406,767        404,836            --
-------------------------------------------------------------------------------
Increase in Net Assets
 From Operations                    $1,111,196,045  $212,604,036    $60,061,754
===============================================================================

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Years Ended December 31,

                                                       Cash Portfolio
                                            ----------------------------------
                                                  1995               1994
==============================================================================
OPERATIONS:
  Net investment income                     $ 1,110,789,278    $   193,724,147
  Net realized gains                                406,767                 --
------------------------------------------------------------------------------
  Increase in Net Assets From Operations      1,111,196,045        193,724,147
------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 2)           (1,109,614,260)      (193,497,134)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Proceeds from sale of shares               95,078,500,639     25,932,015,959
  Net asset value of shares issued in
   connection with the transfer of
   the net assets of the Smith Barney
   Daily Dividend Fund Inc. (Note 6)                     --     14,862,405,020
  Net asset value of shares issued for
   reinvestment of dividends                  1,061,864,432        152,373,648
  Cost of shares reacquired                 (90,733,030,654)   (26,307,843,802)
------------------------------------------------------------------------------
  Increase in Net Assets
   From Fund Share Transactions               5,407,334,417     14,638,950,825
------------------------------------------------------------------------------
Increase in Net Assets                        5,408,916,202     14,639,177,838

NET ASSETS:
  Beginning of year                          17,591,721,745      2,952,543,907
------------------------------------------------------------------------------
  End of year                               $23,000,637,947    $17,591,721,745
==============================================================================

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Years Ended December 31,

                                                    Government Portfolio
                                            ----------------------------------
                                                  1995               1994
==============================================================================
OPERATIONS:
  Net investment income                     $  212,199,200     $   40,273,266
  Net realized gains                               404,836                 --
-----------------------------------------------------------------------------
  Increase in Net Assets From Operations       212,604,036         40,273,266
-----------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 2)            (211,997,883)       (40,235,782)
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Proceeds from sale of shares              16,176,144,568      4,478,706,764
  Net asset value of shares issued in
   connection with the transfer of the
   net assets of the Smith Barney
   Government and Agencies Fund Inc.
   (Note 6)                                             --      3,137,185,388
  Net asset value of shares issued for
   reinvestment of dividends                   205,431,104         32,260,125
  Cost of shares reacquired                (16,036,689,142)    (4,554,003,884)
-----------------------------------------------------------------------------
  Increase in Net Assets
   From Fund Share Transactions                344,886,530      3,094,148,393
-----------------------------------------------------------------------------
Increase in Net Assets                         345,492,683      3,094,185,877

NET ASSETS:
  Beginning of year                          3,729,987,834        635,801,957
-----------------------------------------------------------------------------
  End of year                               $4,075,480,517     $3,729,987,834
=============================================================================

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Years Ended December 31,

                                                    Retirement Portfolio
                                            ----------------------------------
                                                  1995               1994
==============================================================================
OPERATIONS:
  Net investment income                     $   60,061,754     $   40,875,476
-----------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 2)             (60,061,754)       (40,875,476)
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Proceeds from sale of shares               4,330,327,073      3,903,151,175
  Net asset value of shares issued for
   reinvestment of dividends                    58,412,308         37,087,661
  Cost of shares reacquired                 (4,170,429,234)    (4,063,219,480)
-----------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
   From Fund Share Transactions                218,310,147       (122,980,644)
-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets              218,310,147       (122,980,644)

NET ASSETS:
Beginning of year                            1,061,342,381      1,184,323,025
-----------------------------------------------------------------------------
End of year                                 $1,279,652,528     $1,061,342,381
=============================================================================

                      See Notes to Financial Statements.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

  1. Significant Accounting Policies

  Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

  The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and government obligations are recorded on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates market value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

  2. Dividends

  Each portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

  3. Management Agreement and Other Transactions

  Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings, Inc. ("SBH"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBMFM a daily fee calculated at the following rates: Cash: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

assets in excess of $18.0 billion; Government: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

  Pursuant to a Distribution Plan, each Portfolio makes payments to Smith Barney Inc. ("SB"), another subsidiary of SBH, for assistance in distributing Class A and C shares, calculated at the annual rate of 0.10% of average daily net assets of each class, respectively. For the year ended December 31, 1995, total Distribution Plan fees incurred were:

Portfolio             Class A       Class C
===========================================
Cash                $20,586,423      $1,457
Government            3,947,440       2,177
Retirement            1,135,894          --
===========================================

  All officers and two Directors of the Fund are employees of SB.

  4. Capital Loss Carryforward

  At December 31, 1995, the Cash Portfolio had, for Federal tax purposes, approximately $1,464,199 of unused capital loss carryforwards available to offset future capital gains through December 31, 2002. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  5. Repurchase Agreements

  The Fund purchases, and its custodian takes possession of, U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  6. Transfer of Assets

  On November 17, 1994 the net assets of the Smith Barney Daily Dividend Fund Inc. ("SBDDF") and Smith Barney Government and Agencies Fund Inc. ("SBGAF") were transferred into Smith Barney Money Funds, Inc.: Cash and Government Portfolios, respectively, pursuant to an Agreement and Plan of Reorganization dated July 26, 1994.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

  The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The SBDDF's and SBGAF's net assets at that date were $14,862,405,020 and $3,137,185,388, respectively. Directly after the transfer the combined net assets were $18,096,646,896 and $3,779,716,739 for the Cash and Government Portfolios, respectively.

  7. Capital Shares

  The Fund has multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class C shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

  At December 31, 1995, the Cash, Government and Retirement Portfolios had the following shares outstanding for each class:

                    Class A       Class C      Class Y      Class Z
====================================================================
Cash            22,969,952,289   1,736,579   30,150,400        5,300
Government       4,037,515,755   1,458,792    5,375,830   31,113,495
Retirement       1,279,652,528          --           --           --
====================================================================

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

  Transactions in shares of each Portfolio were as follows:

                                         Year Ended          Year Ended
Cash Portfolio                       December 31, 1995   December 31, 1994+
===========================================================================
Class A
  Shares sold                          94,844,353,231      25,930,115,865
  Transfer from SBDDF (Note 6)                     --      14,865,420,439
  Shares issued on reinvestment         1,060,968,654         152,368,338
  Shares redeemed                     (90,528,044,829)    (26,307,773,316)
-------------------------------------------------------------------------
  Net Increase                          5,377,277,056      14,640,131,326
=========================================================================
Class C
  Shares sold                               1,759,379           1,387,955
  Shares issued on reinvestment                76,027               5,292
  Shares redeemed                          (1,421,588)            (70,486)
-------------------------------------------------------------------------
  Net Increase                                413,818           1,322,761
=========================================================================
Class Y
  Shares sold                             232,388,029             507,139
  Shares issued on reinvestment               819,469                  --
  Shares redeemed                        (203,564,237)                 --
-------------------------------------------------------------------------
  Net Increase                             29,643,261             507,139
=========================================================================
Class Z
  Shares sold                                      --               5,000
  Shares issued on reinvestment                   282                  18
  Shares redeemed                                  --                  --
-------------------------------------------------------------------------
  Net Increase                                    282               5,018
=========================================================================

+ For Class C, Y and Z shares, transactions are for the period from inception
  (November 10, 1994, December 29, 1994 and December 15, 1994, respectively) to December 31, 1994.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                         Year Ended          Year Ended
Government Portfolio                 December 31, 1995   December 31, 1994+
===========================================================================
Class A
  Shares sold                         16,082,844,648        4,363,424,514
  Transfer from SBGAF (Note 6)                    --        3,137,812,379
  Shares issued on reinvestment          203,071,713           31,980,417
  Shares redeemed                    (15,944,430,768)      (4,470,695,392)
-------------------------------------------------------------------------
  Net Increase                           341,485,593        3,062,521,918
=========================================================================
Class C*
  Shares sold                                112,576           30,251,826
  Shares issued on reinvestment              117,703              132,329
  Shares redeemed                         (2,732,614)         (26,660,799)
-------------------------------------------------------------------------
  Net Increase (Decrease)                 (2,502,335)           3,723,356
=========================================================================
Class Y**
  Shares sold                             84,418,479           54,917,425
  Shares issued on reinvestment              559,403               87,333
  Shares redeemed                        (80,518,760)         (56,143,993)
-------------------------------------------------------------------------
  Net Increase (Decrease)                  4,459,122           (1,139,235)
=========================================================================
Class Z
  Shares sold                              8,768,865           30,112,999
  Shares issued on reinvestment            1,682,285               60,046
  Shares redeemed                         (9,007,000)            (503,700)
-------------------------------------------------------------------------
  Net Increase                             1,444,150           29,669,345
=========================================================================
Retirement Portfolio
=========================================================================
Class A
  Shares sold                          4,330,327,073        3,903,151,175
  Shares issued on reinvestment           58,412,308           37,087,661
  Shares redeemed                     (4,170,429,234)      (4,063,219,480)
-------------------------------------------------------------------------
  Net Increase (Decrease)                218,310,147         (122,980,644)
=========================================================================

 * On November 7, 1994, the former Class B shares were renamed Class C shares. ** On November 7, 1994, the former Class C shares were renamed Class Y shares.
 + For Class Z shares, transactions are for the period from November 9, 1994
   (inception date) to December 31, 1994.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year:

                                                      Class A
                                   -------------------------------------------
Cash Portfolio                        1995     1994     1993     1992     1991
==============================================================================
Net Asset Value, Beginning of Year   $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------
  Net investment income              0.054    0.037    0.026    0.033    0.055
  Dividends from net investment
   income                           (0.054)  (0.037)  (0.026)  (0.033)  (0.055)
------------------------------------------------------------------------------
Net Asset Value, End of Year         $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------
Total Return                          5.53%    3.73%    2.63%    3.31%    5.66%
------------------------------------------------------------------------------
Net Assets, End of Year
 (in millions)                     $22,969  $17,590  $ 2,953  $ 2,841  $ 1,784
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                            0.62%    0.64%    0.64%    0.60%    0.52%
  Net investment income               5.39     4.10     2.60     3.17     5.55
==============================================================================

                                             Class C              Class Y
                                         ----------------    -----------------
Cash Portfolio                            1995    1994(a)     1995     1994(b)
==============================================================================
Net Asset Value, Beginning of Year       $1.00   $1.00       $1.00      $1.00
------------------------------------------------------------------------------
  Net investment income                  0.054   0.007       0.054     0.0004
  Dividends from net investment income  (0.054) (0.007)     (0.054)   (0.0004)
------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00       $1.00      $1.00
------------------------------------------------------------------------------
Total Return                              5.53%  0.007%++     5.50%    0.0004%++
------------------------------------------------------------------------------
Net Assets, End of Year (in millions)     $1.7    $1.0       $30.2       $0.5
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                0.62%   0.62%+      0.51%      0.53%+
  Net investment income                   5.39    4.77+       5.29       5.23+
==============================================================================

                                             Class Z
                                        -----------------
Cash Portfolio                            1995    1994(c)
==============================================================================
Net Asset Value, Beginning of Year       $1.00   $1.00
------------------------------------------------------------------------------
  Net investment income                  0.055   0.006
  Dividends from net investment income  (0.055) (0.006)
------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00
------------------------------------------------------------------------------
Total Return                              5.63%  0.006%++
------------------------------------------------------------------------------
Net Assets, End of Year (in millions)   $0.005  $0.005
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                0.52%   0.47%+
  Net investment income                   5.49    5.12+
==============================================================================

(a) For the period from November 10, 1994 (inception date) to December 31, 1994.
(b) For the period from December 29, 1994 (inception date) to December 31, 1994.
(c) For the period from November 15, 1994 (inception date) to December 31, 1994. ++ Total return is not annualized, as it may not be representative of the the total return for that period.
  + Annualized.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year:

                                                      Class A
                                   -------------------------------------------
Government Portfolio                 1995     1994     1993(a)  1992     1991
==============================================================================
Net Asset Value, Beginning of Year   $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------
  Net investment income              0.053    0.036    0.025    0.032    0.054
  Dividends from net investment
   income                           (0.053)  (0.036)  (0.025)  (0.032)  (0.054)
------------------------------------------------------------------------------
Net Asset Value, End of Year         $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------
Total Return                          5.45%    3.63%    2.55%    3.32%    5.57%
------------------------------------------------------------------------------
Net Assets, End of Year
 (in millions)                      $4,038   $3,695    $ 636    $ 675    $ 394
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                            0.60%    0.61%    0.61%    0.55%    0.49%
  Net investment income               5.31     4.03     2.53     3.15     5.43
==============================================================================

                                             Class C              Class Y
                                         ----------------    -----------------
Government Portfolio                      1995    1994        1995     1994
==============================================================================
Net Asset Value, Beginning of Year       $1.00   $1.00       $1.00    $1.00
------------------------------------------------------------------------------
  Net investment income                  0.053   0.036       0.054    0.036
  Dividends from net investment income  (0.053) (0.036)     (0.054)  (0.036)
------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00   $1.00       $1.00    $1.00
------------------------------------------------------------------------------
Total Return                              5.46%   3.63%       5.55%    3.65%
------------------------------------------------------------------------------
Net Assets, End of Year (in millions)     $1.5    $4.0        $5.4     $1.0
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                0.60%   0.61%       0.50%    0.60%
  Net investment income                   5.36    3.78        5.51     3.58
==============================================================================

                                             Class Z
                                        -----------------
Government Portfolio                      1995    1994(b)
==============================================================================
Net Asset Value, Beginning of Year       $1.00     $1.00
------------------------------------------------------------------------------
  Net investment income                  0.054     0.007
  Dividends from net investment income  (0.054)   (0.007)
------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.00     $1.00
------------------------------------------------------------------------------
Total Return                              5.56%    0.007%+
------------------------------------------------------------------------------
Net Assets, End of Year (in millions)    $31.1     $30.0
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                0.50%     0.51%+
  Net investment income                   5.42      4.93+
==============================================================================

(a) Since no difference in expenses existed for Class A and C shares the Government Portfolio for 1993, this information is identical for each class of shares.
(b) For the period from November 9, 1994 (inception date) to December 31,
    1994.
 ++ Total return is not annualized, as it may not be representative of the the total return for that period.
  + Annualized.

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year:

                                                      Class A
                                   -------------------------------------------
Retirement Portfolio                 1995     1994     1993     1992     1991
==============================================================================
Net Asset Value, Beginning of Year   $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------
  Net investment income              0.053    0.036    0.026    0.032    0.054
  Dividends from net investment
   income                           (0.053)  (0.036)  (0.026)  (0.032)  (0.054)
------------------------------------------------------------------------------
Net Asset Value, End of Year         $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------
Total Return                          5.42%    3.67%    2.58%    3.26%    5.58%
------------------------------------------------------------------------------
Net Assets, End of Year
 (in millions)                      $1,280   $1,061   $1,184   $1,030     $972
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                            0.72%    0.70%    0.70%    0.64%    0.57%
  Net investment income               5.28     3.57     2.55     3.21     5.44
==============================================================================

SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Smith Barney Money Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprising, respectively, the Cash, Government and Retirement Portfolios) as of December 31, 1995, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Smith Barney Money Funds, Inc. as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                /s/ KPMG Peat Marwick LLP

New York, New York
February 2, 1996

Smith Barney
Money Funds, Inc.

DIRECTORS
Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl

OFFICERS
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

SMITH BARNEY
------------
A Member of TravelersGroup[ART]

INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of Smith Barney Money Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
MONEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013


FD0858 2/96